1933 Act
                                                                    Rule 497(j)


April 6, 2001                                                         VIA EDGAR
                                                                      ---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      Phoenix Home Life Variable Accumulation Account
         Phoenix Home Life Mutual Insurance Company
         Registration No. 333-47862 and 811-03488

To the Commission Staff:

     In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the final form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on Form N-4 pursuant to Rule 485(b) on March 29, 2001.

         Please call the undersigned at (860) 403-5995 if you have any questions concerning this filing.

Very truly yours,


/s/ Deborah R. Hesse
---------------------------
Deborah R. Hesse, Market Development Analyst
Phoenix Home Life Mutual Insurance Company